UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2

             Read instructions at end of Form before preparing Form.


1.   Name and address of issuer: Cova Variable Life Account One
                                 One Tower Lane, Suite 3000
                                 Oakbrook Terrace, IL 60181-4644

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
     [X]

3.   Investment Company Act File Number: 811-07971

     Securities Act File Number: 333-17963
                                 333-83197
                                 333-83165

4(a). Last day of fiscal year for which this Form is filed: December 31, 1999

4(b).|_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).|_| Check box if this is the last time the issuer will be filing this Form.












5.   Calculation of registration fee:

(i)  Aggregate sale price of securities  sold during the fiscal year pursuant to
     section 24(f):                                                                               $ 2,515,691
                                                                                                  -----------

(ii) Aggregate  price of securities  redeemed or  repurchased  during the fiscal
     year:                                                                                        $   125,615
                                                                                                  -----------

(iii)Aggregate  price of  securities  redeemed or  repurchased  during any prior fiscal  year  ending  no  earlier  than  October  11,  1995  that  were not
     previously used to reduce registration fees payable to the Commission:                    +  $         0
                                                                                                  -----------

(iv) Total available redemption credits (add Items 5(ii) And 5(iii):                           =  $   125,615
                                                                                                  -----------

(v)  Net Sales - if Item 5(i) is greater  than Item 5(iv)  (Subtract  Item 5(iv)
     from Item 5(i)):                                                                             $ 2,390,076
                                                                                                  -----------

(vi) Redemption  credits available for use in future years $( 0 ) - if Item 5(i)
     is less than Item  5(iv)  (subtract  Item  5(iv)  from  Item  5(i)):  (vii)
     Multiplier  for  determining  registration  fee (See  instruction  C.9):                  x     0.000264
                                                                                                     --------

(viii) Registration fee due (multiply Item 5(v) by Item 5(vii)) (Enter "0" if no
     fee is due):                                                                              =  $    630.98
                                                                                                  -----------

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7.   Interest  due - if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (See instruction D):                                          +  $      0.00
                                                                                                  -----------

8.   Total of the amount of the registration fee due plus any interest due (line
     5(viii) plus line 7):                                                                     =  $    630.98
                                                                                                  -----------


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 3/2/2000
     Method of Delivery:
                   |X| Wire Transfer
                   |_| Mail or other means








                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title): /s/ PETER L. WITKEWIZ
                          ______________________________________________________
                          Peter L. Witkewiz, Vice President and Controller


                          /s/ WILLIAM P. FLORY, JR.
                          ______________________________________________________
                          William P. Flory, Jr., Assistant Vice President

Date: March 4, 2000